CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 42,203,660	$ 38,511,652	$ 29,423,540
Cost of revenues	20,980,718	20,937,827	18,718,951
Foreign currency translation adjustment tax	0	0	0
Related Party
Revenues	1,690,196	406,373	64,549
Cost of revenues	$ 428,046	$ 70,698	$ 117,676